DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of Dreyfus New York Tax Exempt Intermediate Bond Fund (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus New York Tax Exempt Bond Fund, Inc. (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Acquiring Fund, like the Fund, normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. The Acquiring Fund has substantially more assets, a better performance record and a lower total expense ratio than the Fund. The Dreyfus Corporation ("Dreyfus") is the investment adviser to the Acquiring Fund and the Fund.

          If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has the same investment objective and substantially similar investment management policies as the Fund.

           Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies or that would otherwise benefit fund shareholders. As a result of the review, management recommended to the Fund's Board that the Fund be consolidated with the Acquiring Fund. Management believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a substantially larger fund that has a better performance record and a lower total expense ratio than the Fund. Management also believes that the reorganization should enable Fund shareholders to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

           After careful review, the Fund's Board of Trustees has unanimously approved the proposed reorganization. The Trustees believe that the reorganization will permit Fund shareholders to pursue the same investment goals in a substantially larger fund that has a better performance record and a lower total expense ratio than the Fund. The Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal.

          Your vote is extremely important, no matter how large or small your Fund holdings. By voting now, you can help avoid additional costs that are incurred with follow-up letters and calls.

            To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

           Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-645-6561.

Sincerely, J. David Officer President

September 14, 2007

TRANSFER OF THE ASSETS OF
DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
TO AND IN EXCHANGE FOR SHARES OF
DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of Dreyfus New York Tax Exempt Bond Fund, Inc. (the "Acquiring Fund"), an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about November 28, 2007 (the "Closing Date"), and will no longer be a shareholder of Dreyfus New York Tax Exempt Intermediate Bond Fund (the "Fund"). You will receive shares of the Acquiring Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Fund's Board believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund that also is managed by Dreyfus. By combining the Fund with the Acquiring Fund, which has substantially more assets than the Fund, Fund shareholders should benefit from more efficient portfolio management. In addition, the Acquiring Fund has a better performance record and a lower total expense ratio than the Fund. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and the Fund have the same investment objective and substantially similar investment management policies. Both funds seek as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. Each fund invests at least 80% of its assets in municipal bonds rated investment grade, or the unrated equivalent as determined by Dreyfus, and may invest up to 20% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the Acquiring Fund's portfolio normally exceeds ten years, but the Acquiring Fund may invest without regard to maturity. The Fund is required to generally maintain a dollar-weighted average portfolio maturity between three and ten years. As of June 8, 2007, the dollar-weighted average maturity of the Acquiring Fund's portfolio and the Fund's portfolio was 15.49 years and 7.48 years, respectively. The average duration of the Acquiring Fund's portfolio and the Fund's portfolio as of such date, however, was 5.92 years and 4.56 years, respectively. The portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different, notwithstanding the differences in the average maturity of the Acquiring Fund's and the Fund's respective portfolios. Dreyfus is the investment adviser to the Fund and the Acquiring Fund and provides day-to-day management of each fund's investments. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, distributes each fund's shares. For additional information regarding the Acquiring Fund and the Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, which distribution may be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. You also will have the ability to continue to write redemption checks against your account through the Checkwriting privilege. You also may continue to purchase and sell shares of the Acquiring Fund online through www.dreyfus.com.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

No. Under its agreement with Dreyfus, the Fund and the Acquiring Fund each pay Dreyfus a management fee at the annual rate of 0.60% of the value of the respective fund's average daily net assets. In addition, the Acquiring Fund has a lower total expense ratio than the Fund.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Because of the anticipated benefits to shareholders of each fund as a result of the reorganization, expenses relating to the proposed reorganization will be split proportionately between the funds, based on the net assets of each fund.

HOW DOES THE BOARD OF TRUSTEES OF THE FUND RECOMMEND I VOTE?

The Fund's Board of Trustees has determined that reorganizing the Fund into the Acquiring Fund, which is managed by Dreyfus and has the same investment objective and substantially similar investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a substantially larger fund that has a better performance record and a lower total expense ratio than the Fund. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management.

The Fund's Board of Trustees believes that the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Trustees recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. These voting methods will save the funds money because the funds would not have to pay for return-mail postage. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

_________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

_________________

To the Shareholders:

          A Special Meeting of Shareholders of Dreyfus New York Tax Exempt Intermediate Bond Fund (the "Fund") will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, on Monday, November 12, 2007, at 9:30 a.m., for the following purposes:

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus New York Tax Exempt Bond Fund, Inc. (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its shareholders in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on September 7, 2007 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees Michael A. Rosenberg Secretary

New York, New York
September 14, 2007

WE NEED YOUR PROXY VOTE

          A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND, AT SHAREHOLDERS' EXPENSE, WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

To and in Exchange for Shares of

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

_________________

PROSPECTUS/PROXY STATEMENT
September 14, 2007

_________________

Special Meeting of Shareholders
To Be Held on Monday, November 12, 2007

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of Dreyfus New York Tax Exempt Intermediate Bond Fund (the "Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Monday, November 12, 2007, at 9:30 a.m., at the offices of The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, 7th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on September 7, 2007 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets to Dreyfus New York Tax Exempt Bond Fund, Inc. (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ("SAI") dated September 14, 2007 , relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-645-6561, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are open-end management investment companies advised by Dreyfus. The funds have the same investment objective and substantially similar investment management policies. The Fund and the Acquiring Fund each normally invest substantially all of their respective assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. A comparison of the Acquiring Fund and the Fund is set forth in this Prospectus/Proxy Statement.

          The Acquiring Fund's Prospectus dated February 16, 2007, as revised March 15, 2007, and Annual Report for its fiscal year ended May 31, 2007 (including its audited financial statements for the fiscal year) accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference. The Fund's most-recent Prospectus (which is combined with the Acquiring Fund's Prospectus) also accompanies this Prospectus/Proxy Statement. For a free copy of the Fund's Annual Report for the fiscal year ended May 31, 2007, please call 1-800-645-6561, visit www.dreyfus.com, or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

           Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

          As of August 7, 2007, there were 15,118,762 Fund shares issued and outstanding.

           Proxy materials will be mailed to shareholders of record on or about September 19, 2007.

TABLE OF CONTENTS

Summary	4

Reasons for the Reorganization	12

Information about the Reorganization	13

Additional Information about the Acquiring Fund and the Fund	15

Voting Information	15

Financial Statements and Experts	16

Other Matters	16

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees	16

Exhibit A: Agreement and Plan of Reorganization	A-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Proxy Statement as Exhibit A.

           Proposed Transaction. The Fund's Board, all of whose members are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund, has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of the Acquiring Fund's shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated.

          As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization.

          The Fund's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

           Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund. See "Information about the Reorganization—Federal Income Tax Consequences."

           Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

           Goal/Approach. The Acquiring Fund has the same investment objective and substantially similar investment management policies as the Fund. Both funds seek as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.

          Each of the Acquiring Fund and the Fund invests at least 80% of its assets in municipal bonds rated investment grade, or the unrated equivalent as determined by Dreyfus. Each of the Acquiring Fund and the Fund may invest up to 20% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by Dreyfus.

          The dollar-weighted average maturity of the Acquiring Fund's portfolio normally exceeds ten years, but the Acquiring Fund may invest without regard to maturity. The Fund is required to generally maintain a dollar-weighted average portfolio maturity between three and ten years. As of June 8, 2007, the dollar-weighted average maturity of the Acquiring Fund's portfolio and the Fund's portfolio was 15.49 years and 7.48 years, respectively. The average duration of the Acquiring Fund's portfolio and the Fund's portfolio as of such date, however, was 5.92 years and 4.56 years, respectively. Duration is a measure of how sensitive a fund's portfolio may be to changes in interest rates — generally, the longer a fund's duration, the more likely its portfolio is to react to interest rate fluctuations and the greater its long-term risk/return potential. The portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different, notwithstanding the differences in the average maturity of the Acquiring Fund's and the Fund's respective portfolios.

           Although each fund seeks to provide income exempt from federal, New York state and New York city income taxes, interest from some fund holdings may be subject to the federal alternative minimum tax. In addition, each fund temporarily may invest in taxable bonds and municipal bonds that pay income exempt only from federal income tax.

          For each fund, the portfolio manager may buy and sell municipal bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond's potential volatility in different rate environments. The portfolio manager for each fund focuses on municipal bonds with the potential to offer attractive current income, typically looking for municipal bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of each fund's assets may be allocated to "discount" bonds, which are municipal bonds that sell at a price below their face value, or to "premium" bonds, which are municipal bonds that sell at a price above their face value. The allocation to either discount municipal bonds or to premium municipal bonds will change along with the portfolio manager's changing views of the current interest rate and market environment. The portfolio manager also may look to select municipal bonds that are most likely to obtain attractive prices when sold.

          The Fund and the Acquiring Fund may, but are not required to, use derivatives, such as futures, options and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. Each of the Fund and the Acquiring Fund also may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates ("inverse floaters") and may make forward commitments in which the relevant fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

          Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund's total assets.

          For more information on either the Fund's or the Acquiring Fund's management policies, see "Goal/Approach" in the Prospectus and "Description of the Funds" in the Statement of Additional Information of the Fund and the Acquiring Fund.

          The Acquiring Fund is a corporation organized under the laws of the State of Maryland. The Fund is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. See "Certain Organizational Differences Between the Acquiring Fund and the Fund" below.

           Main Risks. The principal risks associated with an investment in the Fund and the Acquiring Fund are similar. These risks are discussed below. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, which means you could lose money.

•	Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

•	Call risk. Some municipal bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the relevant fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a fund's "callable" issues are subject to increased price fluctuation.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the Fund's or the Acquiring Fund's share price. Although each fund invests primarily in investment grade bonds, each fund may invest up to 20% of its assets in high yield bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•	Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

•	State-specific risk. Each fund is subject to the risk that New York's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes each fund more sensitive to risks specific to the state and may magnify other risks.

•	Market sector risk. Each fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each fund may significantly overweight or underweight certain industries or market sectors, which may cause such fund's performance to be more or less sensitive to developments affecting those industries or sectors.

•	Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although each fund will invest in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

•	Leveraging risk. The use of leverage, such as lending portfolio securities, engaging in forward commitment transactions and investing in inverse floaters, may cause taxable income and may magnify the fund's gains or losses.

•	Derivatives risk. Each fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), inverse floaters and swap agreements. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on a fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund or the Acquiring Fund will not correlate with the underlying instruments or such fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

•	Non-diversification risk. Each fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the Fund's and the Acquiring Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

          The Fund and the Acquiring Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

          Under adverse market conditions, the Fund and the Acquiring Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities. Although the Fund or the Acquiring Fund would do this for temporary defensive purposes, this strategy could reduce the benefit from any upswing in the market. To the extent the Fund or the Acquiring Fund invests defensively in these securities, the fund might not achieve its investment objective. Each fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

          See "Main Risks" in the Prospectus and "Description of the Funds" in the Statement of Additional Information of the Fund and the Acquiring Fund for a more complete description of investment risks.

           Redemption Fee. Fund shares are subject to a 1.00% redemption fee on redemptions or exchanges of shares owned for less than 30 days and Acquiring Fund shares are subject to a 0.10% redemption fee on redemptions or exchanges of shares owned for less than 30 days.

           Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of May 31, 2007. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of the Fund and the Acquiring Fund as of May 31, 2007, as adjusted showing the effect of the Reorganization had it occurred on such date (including estimated costs of the Reorganization totaling $85,000). Each fund has agreed to pay Dreyfus a management fee at the annual rate of 0.60% of the value of the respective fund's average daily net assets. In addition, the Acquiring Fund has a lower total expense ratio than the Fund. Shares of the Fund and the Acquiring Fund are not subject to any sales charges. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund	Acquiring Fund	Pro Forma After Reorganization Acquiring Fund
Management fees	.60%	.60%	.60%
Rule 12b-1 fee	.10%	none	none
Shareholder services fee	none	.05%	.05%
Other expenses	.10%	.07%	.07%
Interest expense*	.04%	.09%	.08%
Total	.84%	.81%	.80%

___________________________________
* "Interest expense" represents for accounting purposes interest expense associated with the Fund's and the Acquiring Fund's investment in inverse floaters. Not shown in the table is the additional income generated by these investments which amounted approximately to the interest expense as shown.

Expense example
	1 Year	3 Years	5 Years	10 Years
Fund shares	$86	$268	$466	$1,037
Acquiring Fund shares	$83	$259	$450	$1,002
Pro Forma-After Reorganization Acquiring Fund shares	$82	$255	$444	$990

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

           Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar charts for the Acquiring Fund and the Fund show the changes in the performance of the respective fund's shares from year to year. The table for the Acquiring Fund compares the average annual total returns of the Acquiring Fund's shares to those of the Lehman Brothers Municipal Bond Index, a widely recognized, unmanaged index of non-New York-specific municipal bond performance. The table for the Fund compares the average annual total returns of the Fund's shares to those of the Lehman Brothers 7-Year Municipal Bond Index, a widely recognized, unmanaged index of non-New York-specific intermediate municipal bond performance. All returns assume reinvestment of dividends and distributions. Of course, past performance (both before and after taxes) is no guarantee of future results.

           After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Acquiring Fund Shares
Year-by-year total returns as of 12/31 each year (%)

+9.13	+6.70	-3.81	+11.10	+4.59	+9.03	+3.60	+3.40	+2.97	+4.72

'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter: Worst Quarter:	Q3 '02 Q2 '04	+4.87% -2.38%

The year-to-date total return of the Acquiring Fund's shares as of 6/30/07 was -0.29%.

Acquiring Fund Shares
Average annual total returns as of 12/31/06

	1 Year	5 Years	10 Years
Acquiring Fund	4.72%	4.72%	5.07%
returns before taxes
Acquiring Fund
returns after taxes
on distributions	4.71%	4.64%	4.95%
Acquiring Fund
returns after taxes
on distributions and
sale of fund shares	4.49%	4.64%	4.97%
Lehman Brothers
Municipal Bond Index*
reflects no deduction for
fees, expenses or taxes	4.84%	5.53%	5.76%

* Unlike the Acquiring Fund, the Index is not composed of a single state.

Fund Shares
Year-by-year total returns as of 12/31 each year (%)

+8.24	+6.05	-2.26	+9.57	+4.72	+8.62	+2.91	+3.22	+1.59	+3.54

'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter: Worst Quarter:	Q3 '02 Q2 '04	+4.32% -2.25%

The year-to-date total return of the Fund's shares as of 6/30/07 was 0.29%.

Fund Shares
Average annual total returns as of 12/31/06

	1 Year	5 Years	10 Years
Fund	3.54%	3.95%	4.56%
returns before taxes
Fund
returns after taxes
on distributions	3.54%	3.85%	4.46%
Fund
returns after taxes
on distributions and
sale of fund shares	3.59%	3.90%	4.47%
Lehman Brothers 7-Year
Municipal Bond Index*
reflects no deduction for
fees, expenses or taxes	3.98%	4.89%	5.22%

*Unlike the Fund, the Index is not composed of bonds of a single state.

           Investment Adviser. The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $201 billion in approximately 180 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

           Primary Portfolio Managers. Monica S. Wieboldt has been the Fund's primary portfolio manager since May 1987 and has been an employee of Dreyfus since 1983. Joseph P. Darcy has been the Acquiring Fund's primary portfolio manager since November 2001 and has been an employee of Dreyfus since May 1994.

           Board Members. The Fund and the Acquiring Fund have the same Board members. None of the Board members of the Fund or the Acquiring Fund is an "interested person" (as defined in the 1940 Act) of the Fund or the Acquiring Fund ("Independent Board Members").

           Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for both the Fund and the Acquiring Fund.

           Capitalization. The Fund and the Acquiring Fund have each classified their respective shares into one class. The following table sets forth as of May 31, 2007 (1) the capitalization of the Fund's shares, (2) the capitalization of the Acquiring Fund's shares and (3) the pro forma capitalization of the Acquiring Fund's shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund	Acquiring Fund	Adjustments*	Pro Forma After Reorganization Acquiring Fund
Total net assets	$271,981,676	$1,241,717,018	$(85,000)	$1,513,613,694
Net asset value per share	$17.81	$14.64		$14.64
Shares outstanding	15,271,741	84,798,509	3,318,664	103,388,914
__________________
*	Reflects the pro rata allocation of the estimated costs of the Reorganization between the Fund and the Acquiring Fund.

           Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are substantially similar. See "Account Policies – Buying shares," "Services for Fund Investors" and "Instructions for Regular Accounts" in the Acquiring Fund's and the Fund's Prospectus and "How to Buy Shares" and "Shareholder Services" in the Acquiring Fund's and the Fund's Statement of Additional Information for a discussion of purchase procedures.

           Shareholder Services Plan and Rule 12b-1 Plan. The Acquiring Fund is subject to a Shareholder Services Plan pursuant to which the Acquiring Fund reimburses MBSC Securities Corporation (formerly, Dreyfus Service Corporation), its distributor, an amount not to exceed an annual rate of 0.25% of the value of the Acquiring Fund's average daily net assets for providing shareholder services. See "Shareholder Services Plan" in the Acquiring Fund's Statement of Additional Information for a discussion of the Acquiring Fund's Shareholder Services Plan.

          The Fund is subject to a plan adopted pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund reimburses MBSC Securities Corporation, its distributor, an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets for distributing Fund shares, servicing shareholder accounts, and advertising and marketing. See "Service Plan" in the Fund's Statement of Additional Information for a discussion of the Fund's Service Plan.

           Because each of these fees is paid out of the respective fund's assets on an ongoing basis, over time such fee will increase the cost of your investment in the fund and may cost you more than paying other types of sales charges.

           Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are substantially similar. See "Account Policies—Selling shares" and "Instructions for Regular Accounts" in the the Acquiring Fund's and the Fund's Prospectus and "How to Redeem Shares" in the Acquiring Fund's and the Fund's Statement of Additional Information for a discussion of redemption procedures.

           Distributions. The dividends and distributions policies of the Fund and the Acquiring Fund are identical. Although they may do so more frequently, each fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See "Distributions and Taxes" in the Acquiring Fund's and the Fund's Prospectus for a discussion of such policies.

           Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are substantially similar. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See "Services for Fund Investors" in the Acquiring Fund's and the Fund's Prospectus and "Shareholder Services" in the Acquiring Fund's and the Fund's Statement of Additional Information for a further discussion of the shareholder services offered.

           Certain Organizational Differences Between the Acquiring Fund and the Fund. The Acquiring Fund is a Maryland corporation, and the rights of its shareholders are governed by the Acquiring Fund's Articles of Incorporation (the "Charter"), the Acquiring Fund's By-Laws and the Maryland General Corporation Law (the "Maryland Code"). The Fund is a Massachusetts business trust, and the rights of its shareholders are governed by the Fund's Agreement and Declaration of Trust (the "Trust Agreement"), the Fund's By-Laws and applicable Massachusetts law. Certain relevant differences between the two forms of organization are summarized below.

           Shareholder Meetings and Voting Rights. Generally, neither the Acquiring Fund nor the Fund is required to hold annual meetings of its shareholders. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. Shareholders may remove a Board member by the affirmative vote of two-thirds, in the case of the Fund, or a majority, in the case of the Acquiring Fund, of the respective fund's outstanding voting shares. Moreover, the Board will call a meeting of shareholders for the purpose of electing Board members if at any time less than a majority of the Board members then holding office have been elected by the shareholders.

           Shares of the Fund and the Acquiring Fund are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Generally, on matters submitted to a vote of shareholders, all shares then entitled to vote will be voted in the aggregate as a single class. The Trust Agreement provides that 30% of the shares entitled to vote shall constitute a quorum for the transaction of business at a shareholders meeting. The Acquiring Fund's Charter provides that 33-1/3% of the shares entitled to vote shall constitute a quorum for the transaction of business at a stockholders meeting. Matters requiring a larger vote by law or under the organizational documents for the Fund or the Acquiring Fund are not affected by such quorum requirements.

           Shareholder Liability. Under the Maryland Code, Acquiring Fund stockholders have no personal liability as such for the Acquiring Fund's acts or obligations.

           Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the Fund, or the Fund's Trustees. The Trust Agreement provides for indemnification out of the Fund's property of all losses and expenses of any shareholder held personally liable for the obligations of the Fund solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or some other reason. Thus, the Fund considers the risk of a shareholder incurring financial loss on account of shareholder liability to be remote because it is limited to circumstances in which a disclaimer is inoperative or the Fund itself would be unable to meet its obligations. The Trust Agreement also provides that the Fund, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.

           Liability and Indemnification of Board Members. Under the Maryland Code, the Acquiring Fund's Charter and By-Laws, and subject to the 1940 Act, a Director or officer of the Acquiring Fund is not liable to the Acquiring Fund or its stockholders for monetary damages except to the extent he or she receives an improper personal benefit or his or her action or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. In addition, a Director is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless his or her act or omission was material to the cause of action and was committed in bad faith or was the result of active and deliberate dishonesty or the individual received an improper personal benefit (or, in a criminal case, had reasonable cause to believe that his or her act or omission was unlawful). Indemnification may be made against amounts recovered by settlement of suits brought by or in the right of the Acquiring Fund except where the individual is adjudged liable to the Acquiring Fund. The termination of a civil proceeding by judgment, order or settlement does not create a presumption that the requisite standard of conduct was not met. A Director or officer is entitled to advances of expenses in the course of litigation if (i) such Director or officer undertakes to repay such sums if indemnification ultimately is denied and provides acceptable security, (ii) the Acquiring Fund is insured against losses arising from the advances, or (iii) the disinterested non-party Directors or independent legal counsel determine there is a reason to believe the Director or officer ultimately will be found to be entitled to indemnification. Officers, employees and agents also are indemnified to the same extent as Directors and to such further extent as is consistent with law.

          If these provisions of the Maryland Code are amended, the Directors and officers will be entitled to limited liability and to indemnification to the fullest extent of Maryland law as amended. No amendment or repeal of the provisions of the Acquiring Fund's Charter relating to limited liability and indemnification will apply to any event, omission or proceeding that precedes the amendment or repeal.

           Under Massachusetts law, the Fund's Trust Agreement and By-Laws, and subject to the 1940 Act, a Trustee is entitled to indemnification against all liability and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a Trustee, unless such Trustee is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties. A Trustee is entitled to advances of expenses in the course of litigation if (i) such Trustee undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the Trustee provides acceptable security, (y) the Fund is insured against losses arising from the advances, or (z) the disinterested non-party Trustees or independent legal counsel determine there is a reason to believe the Trustee ultimately will be found to be entitled to indemnification. Officers, employees and agents of the Fund may be indemnified to the same extent as Trustees.

           Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

*********

          The foregoing is only a summary of certain differences between the Acquiring Fund, the Acquiring Fund's Charter, the Acquiring Fund's By-Laws and the Maryland Code, and the Fund, the Fund's Trust Agreement, the Fund's By-Laws and Massachusetts law. It is not a complete description of the differences, but only of material differences. Shareholders desiring copies of the Acquiring Fund's Charter and By-Laws or the Fund's Trust Agreement and By-Laws should write to the relevant fund at 200 Park Avenue, New York, New York 10166, Attention: Legal Department.

REASONS FOR THE REORGANIZATION

           After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and management policies or that would otherwise benefit fund shareholders, management recommended that the Fund be consolidated with the Acquiring Fund. The Board members of the Fund and the Acquiring Fund have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Fund's Board believes that the Reorganization will permit Fund shareholders to pursue the same investment goals in a substantially larger fund that has a better performance record and a lower total expense ratio than the Fund, without diluting such shareholders' interests. As of May 31, 2007, the Fund had net assets of approximately $272 million and the Acquiring Fund had net assets of approximately $1.242 billion. By combining the Fund with the Acquiring Fund, which has larger aggregate net assets, Fund shareholders should benefit from more efficient portfolio management and Dreyfus would be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          The Board of the Acquiring Fund considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

          In determining whether to recommend approval of the Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) the costs to be incurred by the Fund and the Acquiring Fund in connection with the Reorganization.

          For the reasons described above, the Boards of the Fund and the Acquiring Fund, each of which is comprised entirely of Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

           Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities on November 28, 2007 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the Fund and shares of the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Account Policies — Buying shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

          As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Acquiring Fund shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated. After the Closing Date, any outstanding certificates representing Fund shares will be cancelled and Acquiring Fund shares distributed to the Fund's shareholders of record will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares.

          The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Acquiring Fund.

          The total expenses of the Reorganization are expected to be approximately $85,000, which will be borne by the Fund and the Acquiring Fund pro rata based on the aggregate net assets of each fund. In addition to use of the mails, proxies may be solicited personally or by telephone, and the funds may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Fund's Board. The cost of any such outside solicitation firm is estimated to be approximately $11,000, which amount is included in the estimated total expenses of the Reorganization listed above.

          If the Reorganization is not approved by Fund shareholders, the Fund's Board will consider other appropriate courses of action with respect to the Fund.

           Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

           Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Fund, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Acquiring Fund shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

           Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Required Vote and Board's Recommendation

          The Fund's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE FUND'S BOARD, ALL OF WHOSE MEMBERS ARE INDEPENDENT BOARD
MEMBERS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE
"FOR" APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

           Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus forming a part of the Acquiring Fund's Registration Statement on Form N-1A (File No. 2-83429). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of the Fund's Registration Statement on Form N-1A (File No. 33-14295).

          The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

           Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide or confirm certain identifiable information and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of 30% of the outstanding Fund shares entitled to vote at the Meeting.

          The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

          As of August 7, 2007, the following shareholder was known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Fund:

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

Charles Schwab & Co., Inc. Reinvest Account 101 Montgomery Street San Francisco, CA 94104	8.4812%	1.2473%

          As of August 7, 2007, no shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Acquiring Fund.

          As of August 7, 2007, Board members and officers of the Fund and the Acquiring Fund, as a group, owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Fund and of the Acquiring Fund for the fiscal year ended May 31, 2007 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund and the Acquiring Fund, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Fund's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

           Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

           IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

           AGREEMENT AND PLAN OF REORGANIZATION dated as of July 17, 2007 (the "Agreement"), between DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND (the "Fund"), a Massachusetts business trust, and DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC. (the "Acquiring Fund"), a Maryland corporation.

          This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's shares ("Acquiring Fund Shares") of common stock, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

           WHEREAS, the Fund and the Acquiring Fund are each registered, open-end management investment companies, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

           WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of common stock and beneficial interest, respectively;

           WHEREAS, the Fund's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

           WHEREAS, the Acquiring Fund's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

          1.   THE REORGANIZATION.

          1.1 Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

          1.2 The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ("Dreyfus"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

          1.3 Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to The Bank of New York, One Wall Street, New York, New York 10286, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

          1.4 The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

          1.5 As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be exchanged for Acquiring Fund share certificates upon presentation to the Acquiring Fund's transfer agent.

          1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

          1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

          1.8 Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

           2.  VALUATION.

          2.1 The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's Articles of Incorporation, as amended (the "Acquiring Fund's Charter"), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

          2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's Charter and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

          2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

          2.4 All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

           3.   CLOSING AND CLOSING DATE.

          3.1 The Closing Date shall be November 28, 2007, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

          3.2 The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.

          3.3 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

          3.4 The transfer agent for the Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Fund's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Fund that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

           4.   REPRESENTATIONS AND WARRANTIES.

          4.1 The Fund represents and warrants to the Acquiring Fund as follows:

           (a)   The Fund is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

           (b)   The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

           (c)   The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

           (d)   The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Fund's Agreement and Declaration of Trust, as amended (the "Fund's Declaration of Trust"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which the Fund is bound.

           (e)   The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

           (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

           (g)   The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended May 31, 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

           (h)   Since May 31, 2007, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(g) hereof.

           (i)   At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

           (j)   For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

           (k)   All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

           (l)   On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

           (m)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Fund's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

           (n)   The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

          4.2 The Acquiring Fund represents and warrants to the Fund as follows:

           (a)   The Acquiring Fund is a corporation duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Agreement.

           (b)   The Acquiring Fund is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

           (c)   The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

           (d)   The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Fund's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound.

           (e)   No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

           (f)   The Statements of Assets and Liabilities of the Acquiring Fund for each of its five fiscal years ended May 31, 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

           (g)   Since May 31, 2007, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(f) hereof.

           (h)   At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

           (i)   For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

           (j)   All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

           (k)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Fund's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

           (l)   The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

           (m)   No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

           (n)   The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

           5.   COVENANTS OF THE ACQUIRING FUND AND THE FUND.

          5.1 The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

          5.2 The Fund will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

          5.3 Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

          5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Fund's President or its Vice President and Treasurer.

          5.5 The Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

          5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

          5.7 The Fund covenants that it is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

          5.8 As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

           6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          6.1 All representations and warranties of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

          6.2 The Fund shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Fund's Treasurer.

          6.3 \The Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Fund's President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

           7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

          The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          7.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

          7.2 The Acquiring Fund shall have delivered to the Fund on the Closing Date a certificate executed in its name by the Acquiring Fund's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

           8.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

          8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Fund's Declaration of Trust and the 1940 Act.

          8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

          8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

          8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

          8.5 The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

          8.6 The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

           (a)   The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

          No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

           9.   TERMINATION OF AGREEMENT; EXPENSES.

          9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Fund or of the Acquiring Fund, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

          9.2 If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members, officers or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

          9.3 The Fund and the Acquiring Fund shall bear the aggregate expenses of the transactions contemplated hereby in proportion to their respective net assets.

           10.  WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Fund or of the Acquiring Fund if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

           11.  MISCELLANEOUS.

          11.1 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

          11.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

          11.3 This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Fund and the Acquiring Fund shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts and the State of Maryland, respectively, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

          11.4 This Agreement may be amended only by a signed writing between the parties.

          11.5 This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

          11.6 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          11.7 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Fund's Declaration of Trust or the Acquiring Fund's Charter, respectively; a copy of the Fund's Declaration of Trust is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the Fund's principal offices. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

          IN WITNESS WHEREOF, the Fund and the Acquiring Fund have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND By: J. David Officer, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC. By: J. David Officer, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

          The undersigned shareholder of Dreyfus New York Tax Exempt Intermediate Bond Fund (the "Fund") hereby appoints Joseph M. Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on September 7, 2007, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, at 9:30 a.m., on Monday, November 12, 2007, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE FUND'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

          3. TELEPHONE: Call 1-888-221-0697 and follow the simple instructions.

          4. INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

          5. MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

          If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________
Sign, Date and Return the Proxy Card Promptly
Using the Enclosed Envelope

______________________________
Signature(s)            (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil. Please do not use fine point pens.

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus New York Tax Exempt Bond Fund, Inc. (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund.

               FOR                      AGAINST                     ABSTAIN
               /_/                               /_/                                    /_/

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

            PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

September 14, 2007

Acquisition of the Assets of

DREYFUS NEW YORK TAX EXEMPT
INTERMEDIATE BOND FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-645-6561

By and in Exchange for Shares of

DREYFUS NEW YORK TAX EXEMPT BOND
FUND, INC.

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-645-6561

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated September 14, 2007 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus New York Tax Exempt Intermediate Bond Fund (the "Fund") in exchange for shares of Dreyfus New York Tax Exempt Bond Fund, Inc. (the "Acquiring Fund"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's Statement of Additional Information dated February 16, 2007, as revised, March 15, 2007.

2.	The Acquiring Fund's Annual Report for the fiscal year ended May 31, 2007.

3.	The Fund's Annual Report for the fiscal year ended May 31, 2007.

4.	Pro forma financials for the combined Fund and Acquiring Fund as of May 31, 2007.

          The Acquiring Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's Annual Report and the Fund's Annual Report, are incorporated herein by reference. The Prospectus/Proxy Statement dated September 14, 2007 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

          The Acquiring Fund's Statement of Additional Information dated February 16, 2007, as revised, March 15, 2007 is incorporated herein by reference to the Acquiring Fund's Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A, filed February 15, 2007 (File No. 2-83429), and the filing made pursuant to Rule 497 under the Securities Act of 1933, as amended, on March 14, 2007. The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report dated May 31, 2007, filed July 25, 2007.

          The Fund's Statement of Additional Information dated February 16, 2007, as revised, March 15, 2007 is incorporated herein by reference to the Fund's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, filed February 15, 2007 (File No. 33-14295), and the filing made pursuant to Rule 497 under the Securities Act of 1933, as amended, on March 14, 2007. The financial statements of the Fund are incorporated herein by reference to its Annual Report dated May 31, 2007, filed July 25, 2007.

Pro Forma STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
May 31, 2007 (Unaudited)
                                                            Principal Amount ($)                                         Value ($)
                                            ----------------------------------------------------   -----------------------------------------------------
                                                                   Dreyfus New                                        Dreyfus New
                                                Dreyfus New         York Tax                         Dreyfus New        York Tax
                                                 York Tax            Exempt         Pro Forma          York Tax          Exempt       Pro Forma
                                                Exempt Bond       Intermediate       Combined        Exempt Bond      Intermediate     Combined
                                                Fund, Inc.          Bond Fund          (*)            Fund, Inc.       Bond Fund         (*)

Long-Term Municipal    Coupon     Maturity
Investments--99.2%     Rate (%)     Date
-------------------------------------------------------------------------------------------------------------------------------------------------------
New York--94.0%
Albany Industrial
  Development
  Agency, LR
  (New York Assembly
  Building Project)      7.75      1/1/10           490,000                            490,000           516,543                         516,543
Battery Park City
  Authority, Revenue     5.25      11/1/18       10,000,000                         10,000,000        10,698,000                      10,698,000
Buffalo
  (Insured; FGIC)        5.00      12/1/12                          1,800,000        1,800,000                          1,885,320      1,885,320
Buffalo
  (Insured; FGIC)        5.13      12/1/14                          2,820,000        2,820,000                          2,970,842      2,970,842
Buffalo Fiscal
  Stability Authority,
  Sales Tax and State
  Aid Secured Bonds
  (Insured; FGIC)        4.50      9/1/18                           1,110,000        1,110,000                          1,152,258      1,152,258
Cattaraugus County
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Saint
  Bonaventure
  University Project)    5.00      9/15/09                            745,000          745,000                            751,437        751,437
Cattaraugus County
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Saint
  Bonaventure
  University Project)    5.00      9/15/09                          1,055,000        1,055,000                          1,064,115      1,064,115
Cattaraugus County
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Saint
  Bonaventure
  University Project)    5.00      9/15/10                            740,000          740,000                            748,325        748,325
Cattaraugus County
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Saint
  Bonaventure
  University Project)    5.00      9/15/10                          1,110,000        1,110,000                          1,122,487      1,122,487
Cattaraugus County
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Saint
  Bonaventure
  University Project)    5.00      9/15/11                          1,160,000        1,160,000                          1,172,447      1,172,447
Cattaraugus County
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Saint
  Bonaventure
  University Project)    5.00      9/15/11                            825,000          825,000                            833,852        833,852
Cattaraugus County
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Saint
  Bonaventure
  University Project)    5.00      9/15/12                          1,225,000        1,225,000                          1,237,666      1,237,666
City School District
  of the City
  of Niagara Falls,
  COP (High School
  Facility) (Insured;
  FSA)                   5.00      6/15/19                          3,250,000        3,250,000                          3,428,035      3,428,035
City School District
  of the City
  of Niagara Falls,
  COP (High School
  Facility) (Insured;
  MBIA)                  5.63      6/15/13                          2,045,000        2,045,000                          2,237,169      2,237,169
Erie County,
  Public Improvement
  (Insured; MBIA)        5.25      4/1/18                           2,000,000        2,000,000                          2,155,520      2,155,520
Erie County
  Industrial
  Development
  Agency, Life Care
  Community
  Revenue (Episcopal
  Church Home
  and Affiliates Life
  Care Community,
  Inc. Project)          6.00      2/1/28         1,500,000                          1,500,000         1,540,620                       1,540,620
Hempstead Town
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Hofstra
  University Civic
  Facility)              5.25      7/1/18                           1,730,000        1,730,000                          1,817,555      1,817,555
Hempstead Town
  Industrial
  Development Agency,
  RRR (American
  Ref-Fuel Company of
  Hempstead Project)     5.00      6/1/10                           6,000,000        6,000,000                          6,127,860      6,127,860
Huntington Housing
  Authority, Senior
  Housing Facility
  Revenue (Gurwin
  Jewish Senior
  Residences Project)    5.50      5/1/09                             780,000          780,000                            784,883        784,883
Huntington Housing
  Authority, Senior
  Housing Facility
  Revenue (Gurwin
  Jewish Senior
  Residences Project)    6.00      5/1/39         5,750,000                          5,750,000         5,907,320                       5,907,320
Long Island Power
  Authority, Electric
  System General
  Revenue                5.00      5/1/18        25,105,000                         25,105,000        26,899,003                      26,899,003
Long Island Power
  Authority,
  Electric System
  General Revenue
  (Insured; AMBAC)       5.50      12/1/11                          5,000,000        5,000,000                          5,343,250      5,343,250
Long Island Power
  Authority, Electric
  System General
  Revenue (Insured;
  FGIC)                  5.00      12/1/25       10,000,000                         10,000,000        10,529,300                      10,529,300
Long Island Power
  Authority, Electric
  System General
  Revenue (Insured;
  FSA)                   5.25      12/1/14       16,000,000                         16,000,000        17,398,400                      17,398,400
Long Island Power
  Authority, Electric
  System General
  Revenue (Insured;
  MBIA)                  3.31      9/1/15                           2,000,000 a      2,000,000                          1,995,660      1,995,660
Long Island Power
  Authority, Electric
  System General
  Revenue (Insured;
  MBIA)                  5.00      9/1/25        28,765,000                         28,765,000        30,320,324                      30,320,324
Metropolitan
  Transportation
  Authority, Commuter
  Facilities
  Revenue (Insured;
  FGIC)                  6.00      7/1/08         9,000,000 b                        9,000,000         9,224,730                       9,224,730
Metropolitan
  Transportation
  Authority,
  Dedicated Tax Fund
  Revenue (Insured;
  FSA)                   5.00      10/1/14        5,000,000 b                        5,000,000         5,349,250                       5,349,250
Metropolitan
  Transportation
  Authority,
  Dedicated Tax Fund
  Revenue (Insured;
  FSA)                   5.25     11/15/25        8,750,000                          8,750,000         9,224,162                       9,224,162
Metropolitan
  Transportation
  Authority, Service
  Contract Revenue
  (Insured; MBIA)        5.50      7/1/24        10,000,000                         10,000,000        10,716,700                      10,716,700
Metropolitan
  Transportation
  Authority, Transit
  Facilities Revenue
  (Insured; FSA)         5.13      1/1/12                           1,830,000 b      1,830,000                          1,929,094      1,929,094
Metropolitan
  Transportation
  Authority, Transit
  Facilities Revenue
  (Insured; FSA)         5.13      7/1/12                           3,820,000 b      3,820,000                          4,047,328      4,047,328
Monroe Tobacco Asset
  Securitization
  Corporation,
  Tobacco Settlement
  Asset-Backed Bonds     6.63      6/1/10           500,000 b                          500,000           543,790                         543,790
Municipal Assistance
  Corporation for the
  City of New York,
  Revenue                6.25      7/1/07        14,455,000                         14,455,000        14,771,275                      14,771,275
Nassau County,
  General Improvement
  (Insured; FSA)         5.75      3/1/10                           4,955,000 b      4,955,000                          5,208,002      5,208,002
Nassau County Health
  Care Corporation,
  Health System
  Revenue (Insured;
  FSA)                   6.00      8/1/09                           4,000,000 b      4,000,000                          4,257,880      4,257,880
Nassau County
  Industrial
  Development Agency,
  IDR (Keyspan-
  Glenwood Energy
  Center, LLC
  Project)               5.25      6/1/27        12,750,000                         12,750,000        13,173,555                      13,173,555
New York City            7.25      8/15/07          210,000                            210,000           211,470                         211,470
New York City            7.25      8/15/07        1,290,000                          1,290,000         1,298,720                       1,298,720
New York City            5.80      8/1/11           190,000                            190,000           190,285                         190,285
New York City            5.00      11/1/12                          2,000,000        2,000,000                          2,099,640      2,099,640
New York City            5.50      6/1/13           875,000 b                          875,000           950,959                         950,959
New York City            5.25      8/1/15        10,170,000                         10,170,000        10,838,881                      10,838,881
New York City            5.25      8/1/17                           2,295,000        2,295,000                          2,454,824      2,454,824
New York City            5.00      11/1/18       14,555,000                         14,555,000        15,304,146                      15,304,146
New York City            5.25      10/15/19                         5,000,000        5,000,000                          5,304,950      5,304,950
New York City            5.00      11/1/19       10,000,000                         10,000,000        10,495,200                      10,495,200
New York City            5.00      4/1/20                           3,500,000        3,500,000                          3,667,195      3,667,195
New York City            5.00      8/1/20                           2,000,000        2,000,000                          2,098,960      2,098,960
New York City            5.00      8/1/22        10,000,000         2,000,000       12,000,000        10,513,500        2,102,700     12,616,200
New York City            5.25      10/15/22                         2,000,000        2,000,000                          2,116,820      2,116,820
New York City            5.50      6/1/23           125,000                            125,000           133,916                         133,916
New York City            5.25      8/15/25        7,475,000                          7,475,000         7,941,440                       7,941,440
New York City            5.25      8/15/26        8,750,000                          8,750,000         9,296,000                       9,296,000
New York City
  (Insured; AMBAC)       5.75      8/1/12         1,570,000 b                        1,570,000         1,710,389                       1,710,389
New York City
  (Insured; AMBAC)       5.75      8/1/16         3,430,000                          3,430,000         3,729,816                       3,729,816
New York City
  (Insured; MBIA)        5.25      5/15/18       11,000,000                         11,000,000        11,799,920                      11,799,920
New York City
  (Insured; FSA)         5.25     10/15/19                           1,450,000       1,450,000                          1,550,572      1,550,572
New York City Health
  and Hospital
  Corporation,
  Health System
  Revenue                5.25      2/15/17                          1,550,000        1,550,000                          1,578,799      1,578,799
New York City
  Industrial
  Development Agency,
  Civic Facility
  Revenue (College of
  Aeronautics Project)   5.10      5/1/08                             500,000          500,000                            506,395        506,395
New York City
  Industrial
  Development Agency,
  Civic Facility
  Revenue (College of
  Aeronautics Project)   5.25      5/1/08                             555,000 b        555,000                            573,576        573,576
New York City
  Industrial
  Development Agency,
  Civic Facility
  Revenue (College of
  Aeronautics Project)   5.30      5/1/08                             585,000 b        585,000                            604,843        604,843
New York City
  Industrial
  Development Agency,
  Civic Facility
  Revenue (United
  Jewish Appeals
  Federation
  Project)               5.00      7/1/27         1,000,000         1,460,000        2,460,000         1,043,250        1,535,073      2,578,323
New York City
  Industrial
  Development Agency,
  Civic Facility
  Revenue (United
  Jewish Appeal
  Federation
  Project)               5.25      7/1/15                           1,640,000        1,640,000                          1,763,738      1,763,738
New York City
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Vaughn
  College of
  Aeronautics and
  Technology Project)    5.00      12/1/28        5,075,000                          5,075,000         5,045,260                       5,045,260
New York City
  Industrial
  Development Agency,
  PILOT Revenue
  (Queens Baseball
  Stadium Project)
  (Insured; AMBAC)       5.00      1/1/20                           2,775,000        2,775,000                          2,963,256      2,963,256
New York City
  Industrial
  Development Agency,
  PILOT Revenue
  (Queens Baseball
  Stadium Project)
  (Insured; AMBAC)       5.00      1/1/26         5,000,000                          5,000,000         5,298,550                       5,298,550
New York City
  Industrial
  Development Agency,
  PILOT Revenue
  (Yankee Stadium
  Project) (Insured;
  FGIC)                  5.00      3/1/31        31,715,000                         31,715,000        33,429,830                      33,429,830
New York City
  Industrial
  Development Agency,
  Special Facility
  Revenue (American
  Airlines, Inc.
  John F. Kennedy
  International
  Airport Project)       7.13      8/1/11                           2,750,000        2,750,000                          2,900,920      2,900,920
New York City
  Industrial
  Development Agency,
  Special Facility
  Revenue (American
  Airlines, Inc.
  John F. Kennedy
  International
  Airport Project)       7.50      8/1/16                           2,500,000        2,500,000                          2,893,250      2,893,250
New York City
  Industrial
  Development Agency,
  Special Facility
  Revenue (American
  Airlines, Inc.
  John F. Kennedy
  International
  Airport Project)       8.00      8/1/28        12,500,000                         12,500,000        15,296,375                      15,296,375
New York City
  Industrial
  Development Agency,
  Special Facility
  Revenue (Terminal
  One Group
  Association, L.P.
  Project)               5.00      1/1/10                           2,780,000        2,780,000                          2,848,193      2,848,193
New York City
  Industrial
  Development Agency,
  Special Facility
  Revenue (Terminal
  One Group
  Association, L.P.
  Project)               5.50      1/1/16                           2,000,000        2,000,000                          2,170,660      2,170,660
New York City
  Industrial
  Development Agency,
  Special Facility
  Revenue (Terminal
  One Group
  Association, L.P.
  Project)               5.50      1/1/18                            2,830,000       2,830,000                          3,050,429      3,050,429
New York City
  Municipal Water
  Finance Authority,
  Water and Sewer
  System Revenue         5.50      6/15/10       13,490,000 b                       13,490,000        14,272,420                      14,272,420
New York City
  Municipal Water
  Finance Authority,
  Water and Sewer
  System Revenue
  (Insured; MBIA)        5.75      6/15/07       13,000,000 b                       13,000,000        13,139,360                      13,139,360
New York City Transit
  Authority,
  Metropolitan
  Transportation
  Authority,
  Triborough Bridge
  and Tunnel
  Authority, COP
  (Insured; AMBAC)       5.63      1/1/13                           2,675,000        2,675,000                          2,817,551      2,817,551
New York City
  Transitional
  Finance Authority,
  Building Aid
  Revenue (Insured;
  FGIC)                  5.00      7/15/22                          3,000,000        3,000,000                          3,191,880      3,191,880
New York City
  Transitional
  Finance Authority,
  Building Aid
  Revenue (Insured;
  FGIC)                  5.00      7/15/27       10,000,000                         10,000,000        10,590,900                      10,590,900
New York City
  Transitional
  Finance Authority,
  Future Tax Secured
  Revenue                5.75      8/15/09        5,000,000 b                        5,000,000         5,260,450                       5,260,450
New York City
  Transitional
  Finance Authority,
  Future Tax Secured
  Revenue                5.25      5/15/09                          3,000,000 b      3,000,000                          3,115,980      3,115,980
New York City
  Transitional
  Finance
  Authority, Future
  Tax Secured
  Revenue                 6.00     8/15/09        1,000,000 b                        1,000,000         1,057,330                       1,057,330
New York City
  Transitional
  Finance Authority,
  Future Tax Secured
  Revenue                 5.75     2/15/10                          2,115,000 b      2,115,000                          2,240,462      2,240,462
New York City
  Transitional
  Finance Authority,
  Future Tax Secured
  Revenue                 5.75     2/15/10                          2,885,000 b      2,885,000                          3,056,138      3,056,138
New York City
  Transitional
  Finance Authority,
  Future Tax Secured
  Revenue                 5.25     2/1/16         8,040,000                          8,040,000         8,641,553                       8,641,553
New York City
  Transitional
  Finance Authority,
  Future Tax Secured
  Revenue                 5.00     11/1/23       10,000,000                         10,000,000        10,551,000                      10,551,000
New York City
  Transitional
  Finance Authority,
  Future Tax Secured
  Revenue                14.00     11/1/29        9,000,000 c                        9,000,000         7,548,840                       7,548,840
New York City
  Transitional
  Finance Authority,
  Future Tax Secured
  Revenue (Insured;
  FGIC)                  6.00      8/15/09        5,000,000 b                        5,000,000         5,286,650                       5,286,650
New York Convention
  Center Development
  Corporation,
  Revenue (Hotel Unit
  Fee Secured)
  (Insured; AMBAC)       5.00      11/15/18                         3,440,000        3,440,000                          3,674,505      3,674,505
New York Counties
  Tobacco Trust IV,
  Tobacco Settlement
  Pass-Through Bonds     6.50      6/1/10           675,000 b                          675,000           732,746                         732,746
New York Counties
  Tobacco Trust IV,
  Tobacco Settlement
  Pass-Through Bonds     6.50      6/1/35           325,000                            325,000           346,651                         346,651
New York Liberty
  Development
  Corporation,
  Revenue (Goldman
  Sachs Headquarters
  Issue)                 5.25      10/1/35       10,000,000                         10,000,000        11,133,500                      11,133,500
New York State
  Dormitory Authority,
  Consolidated
  Revenue (City
  University
  System) (Insured;
  FGIC)                  5.63      7/1/16         9,120,000                          9,120,000        10,051,426                      10,051,426
New York State
  Dormitory Authority,
  Consolidated Third
  General Resolution
  Revenue (City
  University System)
  (Insured; FSA)         5.50      7/1/09        10,000,000 b                       10,000,000        10,449,000                      10,449,000
New York State
  Dormitory Authority,
  Court Facilities LR
  (The City of New
  York Issue)            5.75      5/15/14                          3,715,000        3,715,000                          4,044,112      4,044,112
New York State
  Dormitory Authority,
  Court Facilities LR
  (The County of
  Westchester Issue)     5.00      8/1/10                           5,570,000        5,570,000                          5,729,469      5,729,469
New York State
  Dormitory Authority,
  FHA-Insured
  Mortgage HR (The
  Long Island
  College Hospital)      6.00      8/15/15                          2,930,000        2,930,000                          3,183,211      3,183,211
New York State
  Dormitory Authority,
  Insured Revenue
  (Fashion Institute
  of Technology
  Student Housing
  Corporation)
  (Insured; FGIC)        5.25      7/1/16                           3,755,000        3,755,000                          4,045,524      4,045,524
New York State
  Dormitory Authority,
  Insured Revenue
  (Fashion Institute
  of Technology
  Student Housing
  Corporation)
  (Insured; FGIC)        5.25      7/1/20                           4,490,000        4,490,000                          4,982,194      4,982,194
New York State
  Dormitory Authority,
  Insured Revenue
  (New York
  University)
  (Insured; MBIA)        5.75      7/1/27        33,625,000                         33,625,000        40,011,060                      40,011,060
New York State
  Dormitory Authority,
  LR (State
  University
  Educational
  Facilities)
  (Insured; FGIC)        5.50      7/1/11        10,000,000 b                       10,000,000        10,639,000                      10,639,000
New York State
  Dormitory Authority,
  Mortgage Nursing
  Home Revenue
  (Menorah Campus,
  Inc.) (Insured; FHA)   6.10      2/1/37         8,300,000                          8,300,000         8,478,616                       8,478,616
New York State
  Dormitory Authority,
  Revenue                6.96      5/15/11       19,900,000 d,e                     19,900,000        21,308,522                      21,308,522
New York State
  Dormitory Authority,
  Revenue (Carmel
  Richmond Nursing
  Home) (LOC; Allied
  Irish Bank PLC)        5.00      7/1/15                           2,000,000        2,000,000                          2,054,920      2,054,920
New York State
  Dormitory Authority,
  Revenue (Columbia
  University)            5.00      7/1/19        16,530,000                         16,530,000        17,752,063                      17,752,063
New York State
  Dormitory Authority,
  Revenue (Columbia
  University)            5.00      7/1/20         7,920,000                          7,920,000         8,477,489                       8,477,489
New York State
  Dormitory Authority,
  Revenue (Columbia
  University)            5.00      7/1/21        10,000,000                         10,000,000        10,680,400                      10,680,400
New York State
  Dormitory Authority,
  Revenue (Columbia
  University)            5.00      7/1/23        10,255,000                         10,255,000        10,920,652                      10,920,652
New York State
  Dormitory Authority,
  Revenue (Columbia
  University)            5.00      7/1/31        10,000,000                         10,000,000        10,587,000                      10,587,000
New York State
  Dormitory Authority,
  Revenue
  (Consolidated City
  University System)
  (Insured; FGIC)        5.75      7/1/16                           2,000,000        2,000,000                          2,112,700      2,112,700
New York State
  Dormitory Authority,
  Revenue (Lenox Hill
  Hospital Obligated
  Group)                 5.75      7/1/15                           1,000,000        1,000,000                          1,052,350      1,052,350
New York State
  Dormitory Authority,
  Revenue (Manhattan
  College) (Insured;
  Radian)                5.50      7/1/12                           1,450,000        1,450,000                          1,544,888      1,544,888
New York State
  Dormitory Authority,
  Revenue (Manhattan
  College) (Insured;
  Radian)                5.50      7/1/13                           2,605,000        2,605,000                          2,772,918      2,772,918
New York State
  Dormitory Authority,
  Revenue (Memorial
  Sloan-Kettering
  Cancer Center)
  (Insured; MBIA)        5.75      7/1/20         3,000,000                          3,000,000         3,465,930                       3,465,930
New York State
  Dormitory Authority,
  Revenue (Memorial
  Sloan-Kettering
  Cancer Center)
  (Insured; MBIA)        0.00      7/1/28        18,335,000                         18,335,000         7,174,852                       7,174,852
New York State
  Dormitory Authority,
  Revenue (Mental
  Health Services
  Facilities
  Improvement)           5.25      2/15/14                          2,305,000 b      2,305,000                          2,483,384      2,483,384
New York State
  Dormitory Authority,
  Revenue (Mental
  Health Services
  Facilities
  Improvement)           5.25      2/15/14                            415,000 b        415,000                            447,117        447,117
New York State
  Dormitory Authority,
  Revenue (Mental
  Health Services
  Facilities
  Improvement)           5.25      2/15/18                             30,000           30,000                             31,938         31,938
New York State
  Dormitory Authority,
  Revenue (Mental
  Health Services
  Facilities
  Improvement)
  (Insured; FGIC)        5.00      2/15/21       10,150,000                         10,150,000        10,675,770                      10,675,770
New York State
  Dormitory Authority,
  Revenue (Miriam
  Osborne Memorial
  Home) (Insured;
  ACA)                   6.88      7/1/25         6,105,000                          6,105,000         6,703,168                       6,703,168
New York State
  Dormitory Authority,
  Revenue (Mount
  Sinai NYU Health
  Obligated Group)       5.00      7/1/11                             850,000          850,000                            855,890        855,890
New York State
  Dormitory Authority,
  Revenue (Mount
  Sinai NYU Health
  Obligated Group)       5.00      7/1/13                           1,000,000        1,000,000                          1,005,870      1,005,870
New York State
  Dormitory Authority,
  Revenue (Mount
  Sinai NYU Health
  Obligated Group)       5.50      7/1/26         4,000,000                          4,000,000         4,050,760                       4,050,760
New York State
  Dormitory Authority,
  Revenue (Mount
  Sinai NYU Health
  Obligated Group)       5.50      7/1/26         3,200,000                          3,200,000         3,249,440                       3,249,440
New York State
  Dormitory Authority,
  Revenue (Municipal
  Health Facilities
  Improvement
  Program) (Insured;
  FSA)                   5.50      1/15/13                          1,350,000        1,350,000                          1,428,813      1,428,813
New York State
  Dormitory Authority,
  Revenue (New York
  Methodist Hospital)    5.25      7/1/13                           1,450,000        1,450,000                          1,531,330      1,531,330
New York State
  Dormitory Authority,
  Revenue (New York
  Methodist Hospital)    5.25      7/1/14                           1,855,000        1,855,000                          1,967,951      1,967,951
New York State
  Dormitory Authority,
  Revenue (New York
  Methodist Hospital)    5.25      7/1/16                           2,055,000        2,055,000                          2,170,470      2,170,470
New York State
  Dormitory Authority,
  Revenue (New York
  Methodist Hospital)    5.25      7/1/19                           1,395,000        1,395,000                          1,465,141      1,465,141
New York State
  Dormitory Authority,
  Revenue (New York
  University Hospitals
  Center)                5.00      7/1/22        10,000,000                         10,000,000        10,210,100                      10,210,100
New York State
  Dormitory Authority,
  Revenue (North
  Shore Long Island
  Jewish Group)          5.00      5/1/18                           3,280,000        3,280,000                          3,387,453      3,387,453
New York State
  Dormitory Authority,
  Revenue (North
  Shore University
  Hospital at
  Forest Hills)
  (Insured; MBIA)        5.50      11/1/13        2,625,000                          2,625,000         2,856,341                       2,856,341
New York State
  Dormitory Authority,
  Revenue (NYSARC,
  Inc.) (Insured;
  FSA)                   5.00      7/1/12                           1,100,000        1,100,000                          1,158,641      1,158,641
New York State
  Dormitory Authority,
  Revenue (Park Ridge
  Housing, Inc.)
  (Collateralized;
  FNMA)                  6.13      8/1/15                           2,875,000        2,875,000                          3,056,182      3,056,182
New York State
  Dormitory Authority,
  Revenue (Rivington
  House Health Care
  Facility)
  (Collateralized;
  SONYMA)                5.25      11/1/12                          1,000,000        1,000,000                          1,061,200      1,061,200
New York State
  Dormitory Authority,
  Revenue (Rivington
  House Health Care
  Facility)
  (Collateralized;
  SONYMA)                5.25      11/1/14                          5,430,000        5,430,000                          5,796,362      5,796,362
New York State
  Dormitory Authority,
  Revenue (Rockefeller
  University)            5.00      7/1/32        18,505,000                         18,505,000        19,218,553                      19,218,553
New York State
  Dormitory Authority,
  Revenue (Saint
  Barnabas Hospital)
  (Insured; AMBAC)       5.25      8/1/15                           2,135,000        2,135,000                          2,255,692      2,255,692
New York State
  Dormitory Authority,
  Revenue (School
  District Financing
  Program) (Insured;
  MBIA)                  5.38      10/1/22       31,000,000                         31,000,000        33,180,850                      33,180,850
New York State
  Dormitory Authority,
  Revenue (Schools
  Program)               5.25      7/1/11                           1,435,000        1,435,000                          1,487,621      1,487,621
New York State
  Dormitory Authority,
  Revenue (Schools
  Program) (Insured;
  MBIA)                  5.25      7/1/10                           1,670,000        1,670,000                          1,735,765      1,735,765
New York State
  Dormitory Authority,
  Revenue (State
  University
  Educational
  Facilities)            5.88      5/15/11          100,000                            100,000           107,078                         107,078
New York State
  Dormitory Authority,
  Revenue (State
  University
  Educational
  Facilities)            7.50      5/15/11        1,180,000                          1,180,000         1,280,206                       1,280,206
New York State
  Dormitory Authority,
  Revenue (State
  University
  Educational
  Facilities)            7.50      5/15/11        1,480,000                          1,480,000         1,621,532                       1,621,532
New York State
  Dormitory Authority,
  Revenue (State
  University
  Educational
  Facility)
  (Insured; FGIC)        5.25      5/15/13                          2,500,000        2,500,000                          2,644,825      2,644,825
New York State
  Dormitory Authority,
  Revenue (State
  University
  Educational
  Facilities)
  (Insured; FGIC)        5.50      5/15/13       11,010,000                         11,010,000        11,818,134                      11,818,134
New York State
  Dormitory Authority,
  Revenue (State
  University
  Educational
  Facilities)
  (Insured; FSA)         5.75      5/15/10        2,000,000 b                        2,000,000         2,127,360                       2,127,360
New York State
  Dormitory Authority,
  Revenue (State
  University
  Educational
  Facilities)
  (Insured; FSA)         5.75      5/15/16        4,000,000                          4,000,000         4,542,440                       4,542,440
New York State
  Dormitory  Authority,
  Revenue (State
  University
  Educational
  Facilities)
  (Insured; MBIA)        5.50      5/15/13          100,000                            100,000           107,543                         107,543
New York State
  Dormitory Authority,
  Revenue (State
  University
  Educational
  Facilities)
  (Insured; MBIA)        6.36      5/15/13       12,900,000 d,e                     12,900,000        13,873,176                      13,873,176
New York State
  Dormitory Authority,
  Revenue (State
  University
  Educational
  Facilities)
  (Insured; MBIA)        5.25      5/15/15        6,825,000                          6,825,000         7,364,175                       7,364,175
New York State
  Dormitory Authority,
  Revenue (Upstate
  Community Colleges)    5.25      7/1/18                           2,000,000        2,000,000                          2,135,020      2,135,020
New York State
  Dormitory Authority,
  Revenue (Vassar
  College)               5.00      7/1/46        10,000,000                         10,000,000        10,421,100                      10,421,100
New York State
  Dormitory Authority,
  Revenue (Winthrop
  University Hospital
  Association)           5.50      7/1/32         1,000,000                          1,000,000         1,047,240                       1,047,240
New York State
  Dormitory Authority,
  State Personal
  Income Tax Revenue
  (Education)            5.00      3/15/13        8,150,000 b                        8,150,000         8,625,227                       8,625,227
New York State
  Dormitory Authority,
  State Personal
  Income Tax Revenue
  (Education)            5.05      3/15/13          500,000 b                          500,000           530,440                         530,440
New York State
  Dormitory Authority,
  State Personal
  Income Tax Revenue
  (Education)            5.38      3/15/13        7,370,000 b       5,000,000 b     12,370,000         7,941,838        5,387,950     13,329,788
New York State
  Dormitory Authority,
  State Personal
  Income Tax Revenue
  (Education)
  (Insured; FSA)         5.00      3/15/21                           5,000,000       5,000,000                          5,277,000      5,277,000
New York State
  Dormitory Authority,
  Third General
  Resolution Revenue
  (State University
  Educational
  Facilities Issue)
  (Insured; MBIA)        5.25      11/15/12       10,000,000                        10,000,000        10,686,900                      10,686,900
New York State Energy
  Research and
  Development
  Authority, PCR
  (Central Hudson Gas
  and Electric
  Corporation
  Project)
  (Insured; AMBAC)       5.45      8/1/27         9,000,000                          9,000,000         9,370,530                       9,370,530
New York State
  Environmental
  Facilities
  Corporation, State
  Clean Water and
  Drinking Water
  Revolving Funds
  Revenue (New York
  City Municipal
  Water Finance
  Authority Projects)    5.25      6/15/20       13,745,000                         13,745,000        14,589,493                      14,589,493
New York State
  Environmental
  Facilities
  Corporation, State
  Personal Income
  Tax Revenue
  (Environment)
  (Insured; FGIC)        5.38      1/1/13                           1,000,000 b      1,000,000                          1,075,150      1,075,150
New York State
  Environmental
  Facilities
  Corporation, SWDR
  (Waste Management,
  Inc. Project)          4.45      7/1/09                            2,000,000       2,000,000                          1,996,580      1,996,580
New York State
  Housing Finance
  Agency, Health
  Facilities
  Revenue                6.00      5/1/08        10,000,000                         10,000,000        10,091,300                      10,091,300
New York State
  Housing Finance
  Agency, Housing
  Revenue (Capitol
  Green Apartments)
  (Collateralized;
  FNMA)                  4.38      11/15/17                         1,000,000        1,000,000                            997,490        997,490
New York State
  Housing Finance
  Agency, MFHR
  (Park Drive Manor
  II Apartments)
  (LOC: NBT Bank
  and The Bank of
  New York)              4.13      8/15/11                          1,660,000        1,660,000                          1,658,639      1,658,639
New York State
  Housing Finance
  Agency, Revenue
  (Service Contract
  Obligation)            5.25      3/15/11                          3,465,000        3,465,000                          3,534,161      3,534,161
New York State
  Housing Finance
  Agency, State
  Personal Income
  Tax Revenue
  (Economic
  Development and
  Housing)               5.00      9/15/18                          1,400,000        1,400,000                          1,495,102      1,495,102
New York State
  Housing Finance
  Agency, State
  Personal Income
  Tax Revenue
  (Economic
  Development and
  Housing)
  (Insured; FGIC)        5.00      9/15/20                          1,270,000        1,270,000                          1,338,110      1,338,110
New York State
  Mortgage Agency,
  Homeowner Mortgage
  Revenue                5.40      10/1/10          160,000                            160,000           163,330                         163,330
New York State
  Mortgage Agency,
  Homeowner Mortgage
  Revenue                6.13      10/1/10        2,760,000 d,e                      2,760,000         2,817,436                       2,817,436
New York State
  Mortgage Agency,
  Homeowner Mortgage
  Revenue                5.55      10/1/12          190,000                            190,000           193,948                         193,948
New York State
  Mortgage Agency,
  Homeowner Mortgage
  Revenue                6.43      10/1/12        4,810,000 d,e                      4,810,000         4,909,952                       4,909,952
New York State
  Mortgage Agency,
  Homeowner Mortgage
  Revenue                5.80      10/1/28        7,745,000                          7,745,000         7,805,179                       7,805,179
New York State
  Mortgage Agency,
  Homeowner Mortgage
  Revenue                5.40      4/1/29         9,120,000                          9,120,000         9,318,725                       9,318,725
New York State Power
  Authority, Revenue
  and General Purpose    5.00      11/15/19      17,210,000                         17,210,000        18,075,835                      18,075,835
New York State Power
  Authority, Revenue
  and General Purpose    5.00      11/15/21      10,500,000                         10,500,000        10,978,485                      10,978,485
New York State
  Thruway Authority,
  Highway and Bridge
  Trust Fund Bonds
  (Insured; FGIC)        5.75      4/1/10                           2,000,000 b      2,000,000                          2,123,080      2,123,080
New York State
  Thruway Authority,
  Second General
  Highway and
  Bridge Trust Fund
  (Insured; AMBAC)       5.33      4/1/18                           5,000,000 d,e    5,000,000                          5,336,500      5,336,500
New York State
  Thruway Authority,
  State Personal
  Income Tax Revenue
  (Transportation)
  (Insured; FSA)         5.00      3/15/20       27,965,000                         27,965,000        29,569,632                      29,569,632
New York State Urban
  Development
  Corporation,
  Corporate Purpose
  Subordinated Lien
  Bonds                  5.13      7/1/18                           4,550,000        4,550,000                          4,815,401      4,815,401
New York State Urban
  Development
  Corporation,
  Corporate Purpose  START HERE
  Senior Lien
  Revenue                5.50      7/1/08           960,000 b                         960,000           978,614                         978,614
New York State Urban
  Development
  Corporation,
  Corporate Purpose
  Senior Lien Revenue    5.50      7/1/16         9,040,000                          9,040,000         9,211,850                       9,211,850
New York State Urban
  Development
  Corporation, State
  Facilities Revenue
  (Insured; MBIA)        5.70      4/1/20        20,000,000                         20,000,000        22,662,200                      22,662,200
New York State Urban
  Development
  Corporation, State
  Personal Income
  Tax Revenue
  (Economic
  Development and
  Housing)
  (Insured; AMBAC)       5.00      12/15/22       7,520,000                          7,520,000         7,953,378                       7,953,378
New York State Urban
  Development
  Corporation, State
  Personal Income
  Tax Revenue
  (Economic
  Development and
  Housing)
  (Insured; AMBAC)       5.00      12/15/23       8,175,000                          8,175,000         8,637,051                       8,637,051
Niagara County
  Industrial
  Development Agency,
  Solid Waste
  Disposal Facility
  Revenue (American
  Ref-Fuel Company
  of Niagara, LP
  Facility)              5.63      11/15/14                         1,350,000        1,350,000                          1,408,792      1,408,792
Niagara County
  Industrial
  Development Agency,
  Solid Waste
  Disposal Facility
  Revenue (American
  Ref-Fuel Company
  of Niagara, LP
  Facility)              5.55      11/15/15       2,500,000                          2,500,000         2,598,725                       2,598,725
Niagara Falls City
  School District,
  COP (High School
  Facility)
  (Insured; FSA)         5.00      6/15/21        3,595,000                          3,595,000         3,773,168                       3,773,168
Niagara Falls City
  School District,
  COP (High School
  Facility)
  (Insured; FSA)         5.00      6/15/22        3,770,000                          3,770,000         3,951,601                       3,951,601
Niagara Falls City
  School District,
  COP (High School
  Facility)
  (Insured; FSA)         5.00      6/15/25        3,365,000                          3,365,000         3,515,449                       3,515,449
Niagara Falls City
  School District,
  COP (High School
  Facility)
  (Insured; FSA)         5.00      6/15/28        4,155,000                          4,155,000         4,335,036                       4,335,036
Onondaga County
  Industrial
  Development
  Agency, IDR
  (Weyerhaeuser
  Project)               9.00      10/1/07        1,200,000                          1,200,000         1,221,972                       1,221,972
Orange County
  Industrial
  Development
  Agency, Life Care
  Community Revenue
  (Glen Arden Inc.
  Project)               5.70      1/1/28         4,600,000                          4,600,000         4,683,766                       4,683,766
Port Authority of
  New York and New
  Jersey
  (Consolidated
  Bonds, 93rd Series)    6.13      6/1/94        15,000,000                         15,000,000        17,765,850                      17,765,850
Port Authority of
  New York and New
  Jersey
  (Consolidated
  Bonds, 121st
  Series)
  (Insured; MBIA)        5.38     10/15/35       14,950,000                         14,950,000        15,179,632                      15,179,632
Port Authority of
  New York and New
  Jersey
  (Consolidated
  Bonds, 132nd
  Series)                5.00      9/1/33        10,000,000                         10,000,000        10,442,100                      10,442,100
Port Authority of
  New York and New
  Jersey
  (Consolidated
  Bonds, 142nd
  Series)                5.00      7/15/18                          5,000,000        5,000,000                          5,327,600      5,327,600
Port Authority of
  New York and New
  Jersey, Special
  Project Bonds
  (JFK International
  Air Terminal LLC
  Project)
  (Insured; MBIA)        6.25      12/1/13        6,000,000                          6,000,000          6,718,680                      6,718,680
Port Authority of
  New York and New
  Jersey, Special
  Project Bonds
  (JFK International
  Air Terminal LLC
  Project)
  (Insured; MBIA)        6.25      12/1/14       10,000,000                         10,000,000         11,356,800                     11,356,800
Rensselaer County
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Emma
  Willard School
  Project)               4.25      1/1/17                             755,000          755,000                            764,468        764,468
Rensselaer County
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Emma
  Willard School
  Project)               4.30      1/1/18                             845,000          845,000                            853,991        853,991
Rensselaer County
  Industrial
  Development Agency,
  IDR (Albany
  International
  Corporation) (LOC;
  Bank of America)       7.55      6/1/07                           2,000,000        2,000,000                          2,000,000      2,000,000
Sales Tax Asset
  Receivable
  Corporation, Sales
  Tax Asset
  Revenue (Insured;
  AMBAC)                 5.00      10/15/29      23,495,000                         23,495,000         24,682,672                     24,682,672
Sales Tax Asset
  Receivable
  Corporation, Sales
  Tax Asset Revenue
  (Insured; MBIA)        5.25      10/15/18      30,000,000                         30,000,000         32,491,800                     32,491,800
Sales Tax Asset
  Receivable
  Corporation, Sales
  Tax Asset Revenue
  (Insured; MBIA)        5.25      10/15/19       5,000,000                          5,000,000          5,412,000                      5,412,000
Suffolk County
  Industrial
  Development Agency,
  Continuing Care
  Retirement
  Community Revenue
  (Jefferson's Ferry
  Project)               5.00      11/1/12                          1,455,000        1,455,000                          1,501,211      1,501,211
Suffolk County
  Industrial
  Development Agency,
  Continuing Care
  Retirement
  Community Revenue
  (Jefferson's Ferry
  Project)               5.00      11/1/13                           1,000,000       1,000,000                          1,036,300      1,036,300
Suffolk County
  Judicial Facilities
  Agency, Service
  Agreement Revenue
  (John P Cohalan
  Complex) (Insured;
  AMBAC)                 5.00      4/15/16                           2,720,000       2,720,000                          2,821,266      2,821,266
Tobacco Settlement
  Financing
  Corporation of
  New York,
  Asset-Backed
  Revenue Bonds
  (State Contingency
  Contract Secured)      5.50      6/1/18                            4,775,000       4,775,000                          5,095,594      5,095,594
Tobacco Settlement
  Financing
  Corporation of New
  York, Asset-Backed
  Revenue Bonds
  (State Contingency
  Contract Secured)      5.50      6/1/20        10,000,000                         10,000,000        10,779,300                      10,779,300
Tobacco Settlement
  Financing
  Corporation of
  New York,
  Asset-Backed
  Revenue Bonds
  (State Contingency
  Contract Secured)      5.50      6/1/21                            3,000,000       3,000,000                          3,228,840      3,228,840
Tompkins County
  Industrial
  Development Agency,
  Civic Facility
  Revenue (Ithacare
  Center Project)
  (Insured; FHA)         6.20      2/1/37         6,000,000                          6,000,000         6,129,540                       6,129,540
Triborough Bridge
  and Tunnel
  Authority, General
  Purpose Revenue        5.50      1/1/12        18,635,000 b                       18,635,000        19,935,164                      19,935,164
Triborough Bridge
  and Tunnel
  Authority, General
  Purpose Revenue        5.38      1/1/16         7,500,000 b                        7,500,000         8,274,225                       8,274,225
Triborough Bridge
  and Tunnel
  Authority, General
  Purpose Revenue        5.25      11/15/19      11,065,000                         11,065,000        11,761,763                      11,761,763
Triborough Bridge
  and Tunnel
  Authority, General
  Purpose Revenue        5.50      1/1/22        10,540,000 b                       10,540,000        12,087,167                      12,087,167
Triborough Bridge
  and Tunnel
  Authority, General
  Purpose Revenue        5.13      11/15/29      10,000,000                         10,000,000        10,466,500                      10,466,500
Triborough Bridge
  and Tunnel
  Authority, General
  Revenue                5.25      11/15/12                         4,450,000        4,450,000                          4,748,907      4,748,907
Triborough Bridge
  and Tunnel
  Authority, Special
  Obligation Revenue
  (Insured; MBIA)        5.13      1/1/14                           3,000,000 b      3,000,000                          3,212,370      3,212,370
TSASC Inc. of New
  York, Tobacco
  Settlement
  Asset-Backed Bonds     5.75      7/15/12       19,910,000 b                       19,910,000        21,589,807                      21,589,807
TSASC Inc. of New
  York, Tobacco
  Settlement
  Asset-Backed Bonds     5.13      6/1/42        16,230,000                         16,230,000        16,558,333                      16,558,333
Watervliet Housing
  Authority,
  Residential Housing
  Revenue (Beltrone
  Living Center
  Project)               6.00      6/1/08         1,800,000 b                        1,800,000         1,874,538                       1,874,538
Watervliet Housing
  Authority,
  Residential Housing
  Revenue (Beltrone
  Living Center
  Project)               6.13      6/1/08         1,000,000 b                        1,000,000         1,042,620                       1,042,620
Westchester County
  Industrial
  Development Agency,
  Resource Recovery
  Equity Bonds
  (Westchester Resco
  Company Project)       5.50      7/1/09                           2,650,000        2,650,000                          2,678,673      2,678,673
Westchester Tobacco
  Asset
  Securitization
  Corporation,
  Tobacco Settlement
  Asset-Backed Bonds     4.50      6/1/21                           2,800,000        2,800,000                          2,775,892      2,775,892
Yonkers,
  GO (Insured; AMBAC)    5.25      6/1/09                           2,110,000 b      2,110,000                          2,192,016      2,192,016
Yonkers,
  GO (Insured; FSA)      5.00      5/1/20         3,225,000                          3,225,000         3,431,045                       3,431,045
Yonkers,
  GO (Insured; FSA)      5.00      5/1/21         2,000,000                          2,000,000         2,122,780                       2,122,780
U.S. Related--5.2%
Children's Trust
  Fund of Puerto
  Rico, Tobacco
  Settlement
  Asset-Backed Bonds     5.75      7/1/10                           2,000,000 b      2,000,000                          2,116,880      2,116,880
Children's Trust
  Fund of Puerto
  Rico, Tobacco
  Settlement
  Asset-Backed Bonds     5.75      7/1/10                           3,000,000 b      3,000,000                          3,175,320      3,175,320
Guam Waterworks
  Authority, Water
  and Wastewater
  System Revenue         5.50      7/1/16                           1,000,000        1,000,000                          1,057,720      1,057,720
Puerto Rico
  Commonwealth,
  Public Improvement     6.00      7/1/07         5,000,000 b                        5,000,000         5,083,950                       5,083,950
Puerto Rico
  Commonwealth,
  Public Improvement
  (Insured; FSA)         5.50      7/1/10           500,000                            500,000           525,015                         525,015
Puerto Rico
  Commonwealth,
  Public Improvement
  (Insured; FSA)         6.40      7/1/10         9,600,000 d,e                      9,600,000        10,080,240                      10,080,240
Puerto Rico
  Commonwealth,
  Public Improvement
  (Insured; MBIA)        6.00      7/1/15         3,000,000                          3,000,000         3,423,030                       3,423,030
Puerto Rico Electric
  Power Authority,
  Power Revenue          5.00      7/1/27        12,325,000                         12,325,000        12,855,222                      12,855,222
Puerto Rico Electric
  Power Authority,
  Power Revenue
  (Insured; MBIA)        5.00      7/1/22         4,750,000                          4,750,000         5,031,390                       5,031,390
Puerto Rico Highways
  and Transportation
  Authority, Highway
  Revenue                0.00      7/1/27        22,625,000                         22,625,000        8,840,945                        8,840,945
Puerto Rico Highways
  and Transportation
  Authority,
  Transportation
  Revenue                5.50      7/1/24         5,500,000                          5,500,000        6,119,135                        6,119,135
Puerto Rico Highways
  and Transportation
  Authority,
  Transportation
  Revenue
  (Insured; MBIA)        6.00      7/1/38         2,000,000 d,e                      2,000,000        2,047,370                        2,047,370
Puerto Rico
  Infrastructure
  Financing
  Authority, Special
  Tax Revenue            5.50      10/1/40        5,000,000                          5,000,000        5,318,100                        5,318,100
Puerto Rico
  Infrastructure
  Financing
  Authority, Special
  Tax Revenue
  (Insured; AMBAC)       5.50      7/1/28         6,225,000                          6,225,000        7,210,916                        7,210,916
Virgin Islands Water
  and Power
  Authority,
  Electric System
  Revenue (Insured;
  Radian)                5.13      7/1/11                           4,230,000        4,230,000                          4,323,737      4,323,737
Virgin Islands Public
  Finance Authority,
  Refinery Facilities
  Senior Secured
  Revenue
  (HOVENSA Refinery)     4.70      7/1/22                           1,500,000        1,500,000                          1,498,815      1,498,815
Virgin Islands
  Public Finance
  Authority, Revenue,
  Virgin Islands
  Gross Receipts
  Taxes Loan Note        6.38      10/1/19        1,000,000                          1,000,000        1,079,360                        1,079,360
                                                                                                   ---------------------------------------------------------------------
Total Long-Term
   Municipal Investments
   (cost $1,210,668,828 and
   $265,920,074 respectively)                                                                     1,251,261,304       271,634,800  1,522,896,104
Short-Term Municipal     Coupon           Maturity
Investments--.8%        Rate (%)            Date
------------------------------------------------------------------------------------------------------------------------------------------------------------------------
New York;
New York City
  (LOC; Bank of
  America)               3.81      6/1/07         4,000,000 f                        4,000,000        4,000,000                        4,000,000

New York City
  (LOC; State
  Street Bank and
  Trust Co.)             3.79      6/1/07         1,585,000 f                        1,585,000        1,585,000                        1,585,000

New York City
  Transitional
  Finance Authority,
  Future Tax Secured
  Revenue
  (Liquidity Facility;
  Bayerische Landesbank)  3.79     6/1/07         3,800,000 f                       3,800,000         3,800,000                        3,800,000

New York State
  Dormitory
  Authority, Revenue
  (Oxford University
  Press Inc.) (LOC;
  Landesbank
  Hessen-Thuringen
  Girozentrale)           3.84     6/1/07         2,900,000 f                       2,900,000         2,900,000                        2,900,000
                                                                                                   ----------------------------------------------
Total Short-Term
  Municipal Investments
  (cost $12,285,000 and
  $0 respectively)                                                                                   12,285,000                 0     12,285,000

Total Investments-100.0%
  (cost $1,222,953,828 and
  $265,920,074 respectively)                                                                      1,263,546,304       271,634,800  1,535,181,104

a     Variable rate security -- interest rate subject to periodic change.
b     These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c     Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d     Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $60,373,196 or 3.9% of total investments.
e     Collateral for floating rate borrowings.
f     Securities payable on demand. Variable interest rate--subject to periodic change.

Summary of Abbreviations
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
ACA           American Capital Access               AGC          ACE Guaranty Corporation

AGIC          Asset Guaranty Insurance Company      AMBAC        American Municipal Bond Assurance Corporation

ARRN          Adjustable Rate Receipt Notes         BAN          Bond Anticipation Notes

BIGI          Bond Investors Guaranty Insurance     BPA          Bond Purchase Agreement

CGIC          Capital Guaranty Insurance Company    CIC          Continental Insurance Company

CIFG          CDC Ixis Financial Guaranty           CMAC         Capital Market Assurance Corporation

COP           Certificate of Participation          CP           Commercial Paper

EDR           Economic Development Revenue          EIR          Environmental Improvement Revenue

FGIC          Financial Guaranty Insurance Company  FHA          Federal Housing Administration

FHLB          Federal Home Loan Bank                FHLMC        Federal Home Loan Mortgage Corporation

FNMA          Federal National Mortgage Association FSA          Financial Security Assurance

GAN           Grant Anticipation Notes              GIC          Guaranteed Investment Contract

GNMA          Government National Mortgage          GO           General Obligation
              Association

HR            Hospital Revenue                      IDB          Industrial Development Board

IDC           Industrial Development Corporation    IDR          Industrial Development Revenue

LOC           Letter of Credit                      LOR          Limited Obligation Revenue

LR            Lease Revenue                         MBIA         Municipal Bond Investors Assurance Insurance Corporation

MFHR          Multi-Family Housing Revenue          MFMR         Multi-Family Mortgage Revenue

PCR           Pollution Control Revenue             PILOT        Payment In Lieu Of Taxes

RAC           Revenue Anticipation Certificates     RAN          Revenue Anticipation Notes

RAW           Revenue Anticipation Warrants         RRR          Resources Recovery Revenue

SAAN          State Aid Anticipation Notes          SBPA         Standby Bond Purchase Agreement

SFHR          Single Family Housing Revenue         SFMR         Single Family Mortgage Revenue

SONYMA        State of New York Mortgage Agency     SWDR         Solid Waste Disposal Revenue

TAN           Tax Anticipation Notes                TAW          Tax Anticipation Warrants

TRAN          Tax and Revenue Anticipation Notes    XLCA         XL Capital Assurance

                                                                                         Dreyfus      Dreyfus New York
                                                                                        New York Tax     Tax Exempt
                                                                                       Exempt Bond      Intermediate
                                                                                        Fund, Inc.        Bond Fund
                                                                                   -------------------------------------
                                                                                               Value (%)†

Summary of Combined Ratings (Unaudited)
           Fitch                           Moody's                 Standard & Poor's
------------------------------------------------------------------------------------------------------------------------
           AAA                             Aaa                     AAA                        69.7             46.1
            AA                              Aa                      AA                        17.8             28.9
             A                               A                       A                         4.2              8.8
           BBB                             Baa                     BBB                         3.8             13.4
            BB                              Ba                      BB                          .4               .4
             B                               B                       B                         1.2              2.1
            F1                         MIG1/P1                  SP1/A1                          .7
     Not Rated g                     Not Rated g             Not Rated g                       2.2               .3
                                                                                  --------------------------------------
                                                                                             100.0            100.0
†  Based on total investments.

g     Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

Pro Forma Statement of Assets and Liabilities
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
May 31, 2007 (Unaudited)
                                                                                                                                       Dreyfus New
                                                                                                                                        York Tax
                                                                                                Dreyfus New                           Exempt Bond
                                                                            Dreyfus New          York Tax                              Fund, Inc.
                                                                             York Tax             Exempt                            Series Pro Forma
                                                                            Exempt Bond        Intermediate                            Combined
                                                                             Fund, Inc.         Bond Fund        Adjustments           (Note 1)
                                                                        -----------------    ---------------    ------------      -------------------

ASSETS:                  Investments in securities, at value
                           - See Statement
                           of Investments *                               $1,263,546,304      $ 271,634,800                         $ 1,535,181,104
                         Interest receivable                                  17,574,202          4,183,866                              21,758,068
                         Receivable for shares of Common Stock
                           /Beneficial Interest subscribed                        77,756                966                                  78,722
                         Prepaid expenses                                         46,758             13,002                                  59,760
                                                                          ---------------    ---------------       -------------    ----------------
                           Total Assets                                    1,281,245,020        275,832,634                   -       1,557,077,654
                                                                          ---------------    ---------------       -------------    ----------------

LIABILITIES:           Due to The Dreyfus Corporation and affiliates             692,015            179,048                                 871,063
                       Cash overdraft due to Custodian                           879,787            952,020                   -           1,831,807
                       Payable for floating rate notes issued                 25,985,000          2,500,000
                       Payable for investment securities purchased            11,216,575                  -                              11,216,575
                       Payable for shares of Common Stock/Beneficial
                       Interest redeemed                                         502,890            126,957                                 629,847
                       Interest and related expenses payable                     150,352             17,200                                 167,552
                       Accrued expenses                                          101,383             75,733              85,000(a)          262,116
                                                                          ---------------    ---------------       -------------    ----------------
                           Total Liabilities                                  39,528,002          3,850,958              85,000          43,463,960
                                                                          ---------------    ---------------       -------------    ----------------

NET ASSETS                                                                $1,241,717,018      $ 271,981,676            $(85,000)    $ 1,513,613,694
                                                                          ===============    ===============       =============    ================

COMPOSITION OF
NET ASSETS:             Paid-in capital                                   $1,200,950,668      $ 267,081,229                         $ 1,468,031,897
                        Accumulated undistributed investment
                          income - net                                                 -                  -             (85,000)(a)         (85,000)
                        Accumulated net realized gain
                          (loss) on investments                                  173,874           (814,279)                               (640,405)
                        Accumulated net unrealized appreciation
                          (depreciation) on investments                       40,592,476          5,714,726                              46,307,202
                                                                          ---------------    ---------------       -------------    ----------------

NET ASSETS                                                                $1,241,717,018      $ 271,981,676             (85,000)    $ 1,513,613,694
                                                                          ===============    ===============       =============    ================

Net Assets                                                                $1,241,717,018      $ 271,981,676             (85,000)    $ 1,513,613,694
Shares outstanding      (300 million shares of $.001 par
                          value Common Stock authorized)                      84,798,509         15,271,741           3,318,664         103,388,914
Net asset value, and redemption                                                                                                                   -
price per share                                                           $        14.64      $       17.81                         $         14.64
                                                                          ===============    ===============                        ================

* Investments in securities, at cost                                      $1,222,953,828      $ 265,920,074                         $ 1,488,873,902
(a)  Includes expenses incurred as a result of the merger.                                                                          ================

                                                                                    See notes to pro forma financial statements.

Pro Forma Statement of Operations
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
For the Twelve Months Ended May 31, 2007 (Unaudited)

                                                                                                                                    Dreyfus New
                                                                                                Dreyfus New                          York Tax
                                                                            Dreyfus New          York Tax                           Exempt Bond
                                                                             York Tax             Exempt                            Fund, Inc.
                                                                            Exempt Bond        Intermediate                         Combined
                                                                             Fund, Inc.         Bond Fund        Adjustments         (Note 1)
                                                                        -----------------    ---------------    ------------   ------------------

INVESTMENT INCOME:

Interest Income                                                            $58,820,447         $12,998,086                           $71,818,533

Expenses:
                         Management fee                                    $ 7,469,503         $ 1,711,424        $       -          $ 9,180,927
                         Service Plan and prospectus fees                            -             315,409         (314,150)(a)            1,259
                         Shareholder servicing costs                         1,112,649             119,135                -            1,231,784
                         Interest and related expenses                       1,089,849              97,721                             1,187,570
                         Custodian fees                                         87,521              28,557                               116,078
                         Professional fees                                      79,223              60,093          (52,000)(a)           87,316
                         Directors'/Trustees' fees and expenses                 73,040              18,311          (16,000)(a)           75,351
                         Prospectus and shareholders' reports                   25,479              16,914           (5,000)(a)           37,393
                         Registration fees                                      23,362              15,935          (14,000)(a)           25,297
                         Loan commitment fees                                    6,467               1,577                -                8,044
                         Miscellaneous                                          58,581              33,556          (21,000)(a)           71,137
                                                                           -------------       -----------        ------------     -------------
                          Total Expenses                                    10,025,674           2,418,632         (422,150)          12,022,156
                                                                           -------------       -----------        ------------     -------------

                          Less-reduction in custody fees
                            due to earnings credits                            (60,448)                  -                               (60,448)
                                                                           -------------       -----------        ------------     -------------

                          Net Expenses                                       9,965,226           2,418,632          (422,150)         11,961,708
                                                                           -------------       -----------        ------------     -------------

NET INVESTMENT INCOME                                                       48,855,221          10,579,454           422,150         59,856,825
                                                                           -------------       -----------        ------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

                         Net realized gain (loss) on investments           $ 5,040,368            $ 15,454                          $ 5,055,822
                         Net unrealized appreciation
                          (depreciation) on investments                        270,886              22,806                              293,692
                                                                           -------------       -----------        ------------     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       5,311,254             38,260                             5,349,514
                                                                           -------------       -----------        ------------     -------------

NET INCREASE  (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                          $54,166,475         $10,617,714          $422,150        $65,206,339
                                                                           =============       ===========        ============     =============

(a)  Reflects the anticipated savings as a result of the merger.

                                                                          See notes to pro forma financial statements.

Dreyfus New York Tax Exempt Bond Fund, Inc.

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Basis of Combination:

          At a meeting of the Boards held on July 17, 2007, the Board of Directors of Dreyfus New York Tax Exempt Bond Fund, Inc. (the "Acquiring Fund") and the Board of Trustees of Dreyfus New York Tax Exempt Intermediate Municipal Bond Fund (the "Fund"), approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by the shareholders of the Fund, the Fund will transfer all of its assets, subject to its liabilities, to the Acquiring Fund in exchange for a number of Acquiring Fund shares equal in value to the assets less liabilities of the Fund (the "Exchange"). The Acquiring Fund shares then will be distributed to the Fund's shareholders on a pro rata basis in liquidation of the Fund. Fund shareholders will receive Acquiring Fund shares in the Exchange.

          The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Acquiring Fund and the Fund on May 31, 2007. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Fund for the twelve months ended May 31, 2007. These statements have been derived from the Fund's and the Acquiring Fund's respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for pre-combination periods will not be restated. The fiscal year end is May 31 for the Acquiring Fund and the Fund.

          The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Fund and the Acquiring Fund included or incorporated by reference in the fund's combined Statements of Additional Information. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at May 31, 2007. The proforma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the proposed merger, the Acquiring Fund will be the accounting survivor.

All costs with respect to the Exchange will be borne by the funds.

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTE 2 — Portfolio Valuation:

           Investments in securities are valued each business day by an independent pricing service (the "Service") approved by the respective fund's Board members. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the respective Board.

          Inverse floaters purchased after January 1, 1997 in the agency maker are accounted for as financing transactions in accordance with FASB 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities."

NOTE 3 — Capital Shares:

          The pro forma number of shares that would be issuable was calculated by dividing the net assets of the Fund on May 31, 2007 by the net asset value per share of the Acquiring Fund on May 31, 2007.

NOTE 4 — Pro Forma Operating Expenses:

          The accompanying pro forma statement of operations reflects changes in fund expenses as if the merger had taken place on June 1, 2006. The funds will bear the expense of the merger.

NOTE 5 — Federal Income Taxes:

          Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

          The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.